Condensed Consolidated Balance Sheets (Q2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 6,965	$ 11,119
Accounts receivable, net	901	283	$ 0
Due from related parties	4,188	4,536	2,602
Inventories, net	6,620	5,178	0
Prepaid expenses and other current assets	2,455	3,170	487
Total Current Assets	21,129	24,286	5,664
Restricted cash	5,000	0
Investments	32,424	28,734	14,167
Property, plant and equipment, net	1,972	1,414	637
Intangible assets, net	171,345	182,153	0
Goodwill	323,463	667,936	0
Other assets	652	766	1,096
Total Assets	555,985	905,289	21,564
Liabilities and Stockholders' Deficit
Accounts payable	3,710	3,248
Accrued employee benefits	10,603	9,273	3,779
Accrued expenses	2,594	2,478	1,009
Contract liabilities	690	0
Embedded derivative liability	1,796	0
Patent installment payable - current	700	1,225	775
Obligation to issue equity	52	4,158	0
Warrant liability	22,996	34,023	0
Income taxes payable	292	0
Related party convertible promissory notes - current	1,002	0
Other current liabilities	380	317	253
Total Current Liabilities	72,317	69,347	8,168
Notes payable, net of current portion	11,304	13,654	999
Earnout liability	4,370	14,752	0
Stock-based compensation liability	474	1,160	0
Patent installment payable, net of current portion	12,375	12,375	13,075
Deferred income taxes	23,458	27,353	0
Other liabilities	176	355	683
Total Liabilities	129,925	138,996	29,420
Commitments and Contingencies (Note 16)
Stockholders' Equity
Preferred stock, $0.0001 par value, 25,000,000 shares authorized;		0
Common Stock, $0.0001 par value, 250,000,000 shares authorized, 55,221,494 and 44,597,154 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	6	4
Additional paid-in capital	525,346	502,865	0
Accumulated other comprehensive (loss) gain	(1,289)	909	0
Accumulated deficit	(305,512)	(78,262)	(64,284)
Total Innventure, Inc., Stockholders' Equity/ Innventure LLC Unitholders' Deficit	218,551	425,516	(20,045)
Non-controlling interest	207,509	340,777	1,559
Total Stockholders' Equity/ Unitholders' Deficit	426,060	766,293	(18,486)
Total Liabilities, Mezzanine Capital and Equity	555,985	905,289	21,564
Series B Preferred Stock
Liabilities and Stockholders' Deficit
Obligation to issue equity	20	217
Stockholders' Equity
Preferred stock, $0.0001 par value, 25,000,000 shares authorized;	0	0
Series C Preferred Stock
Liabilities and Stockholders' Deficit
Obligation to issue equity	32
Stockholders' Equity
Preferred stock, $0.0001 par value, 25,000,000 shares authorized;	0	0
Related party
Liabilities and Stockholders' Deficit
Accounts payable		0	347
Notes payable - current	0	14,000	1,000
Convertible notes, net of current portion	3,000	0	3,381
Nonrelated party
Liabilities and Stockholders' Deficit
Accounts payable		3,248	93
Notes payable - current	27,502	625	912
Convertible notes, net of current portion	$ 2,451	$ 0	$ 1,120